Other Post-Employment Benefits and Other Employee Benefit Plans - Components of Net Periodic Benefit Cost (Detail) (Other Postretirement Benefit Plans Legacy Diversey [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans Legacy Diversey [Member]
Components of net periodic benefit cost:
Service cost	$ 0.9	$ 1.0	$ 0.3
Interest cost	3.0	3.3	0.8
Amortization of net loss	0.4
Amortization of prior service credit	(0.7)	(0.9)	(0.1)
Net periodic benefit cost	$ 3.6	$ 3.4	$ 1.0